Allowance for Credit Losses - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings		$ (45.3)	$ (46.5)	$ (47.2)	$ (49.3)
Reinsurance recoverable, allowance for credit loss		0.3	0.4	0.0
Increase in allowance for credit losses		(0.1)	0.1
Net reinsurance recoverable		$ 435.7	$ 423.6
Standard & Poor's, BBB or BB Rating
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage		0.01
Standard & Poor's, A- Rating Or Better
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, credit quality, percentage		0.99	1
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings		$ (1.5)	$ (1.5)	(0.7)	$ (0.4)
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	[1]			0.2
Reinsurance recoverable, allowance for credit loss				0.3
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	[1]			$ 0.2

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.